Matthews China Small Companies Fund	September 30, 2019

Schedule of Investments[a] (unaudited)

COMMON EQUITIES: 89.8%

	Shares	Value
INFORMATION TECHNOLOGY: 21.2%
Semiconductors & Semiconductor Equipment: 9.5%
Silergy Corp.	220,000	$5,455,970
Alchip Technologies, Ltd.	211,000	1,083,796
Hua Hong Semiconductor, Ltd.[b,c]	266,000	529,697

		7,069,463

Software: 5.1%
Kingdee International Software Group Co., Ltd.	2,160,000	2,274,652
Sangfor Technologies, Inc. A shares	52,406	804,829
Glodon Co., Ltd. A Shares	144,600	719,224

		3,798,705

IT Services: 3.4%
SUNeVision Holdings, Ltd.	2,505,000	1,871,788
GDS Holdings, Ltd. ADR[d]	17,100	685,368

		2,557,156

Electronic Equipment, Instruments & Components: 3.2%
China Youzan, Ltd.[d]	37,496,000	2,397,597
China High Precision Automation Group, Ltd.[d,e]	195,000	249

		2,397,846

Total Information Technology		15,823,170

INDUSTRIALS: 19.4%
Commercial Services & Supplies: 8.1%
Sunny Friend Environmental Technology Co., Ltd.	415,000	3,632,782
Greentown Service Group Co., Ltd.[c]	2,500,000	2,453,085

		6,085,867

Marine: 5.1%
SITC International Holdings Co., Ltd.	3,702,000	3,813,838

Machinery: 3.6%
TK Group Holdings, Ltd.	2,670,000	1,219,450
Precision Tsugami China Corp., Ltd.[c]	877,000	755,292
Impro Precision Industries, Ltd.[b,c]	1,639,000	709,146

		2,683,888

Professional Services: 2.6%
Centre Testing International Group Co., Ltd. A Shares	1,082,112	1,914,794

Total Industrials		14,498,387

HEALTH CARE: 15.1%
Biotechnology: 7.8%
Zai Lab, Ltd. ADR[d]	45,600	1,475,160
Innovent Biologics, Inc.[b,c,d]	414,000	1,320,160
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b,c]	235,500	1,135,135
CStone Pharmaceuticals[b,c,d]	597,000	959,746
Amoy Diagnostics Co., Ltd. A Shares	99,960	920,249

		5,810,450

Health Care Equipment & Supplies: 2.9%
Ovctek China, Inc. A Shares	124,541	867,475
China Isotope & Radiation Corp.	351,400	862,159

	Shares	Value
Microport Scientific Corp.	468,000	$423,958

		2,153,592

Life Sciences Tools & Services: 2.1%
Genscript Biotech Corp.[d]	416,000	797,382
BBI Life Sciences Corp.[c]	2,253,000	744,675

		1,542,057

Health Care Providers & Services: 1.4%
C-MER Eye Care Holdings, Ltd.[c]	1,634,000	1,068,881

Pharmaceuticals: 0.9%
CanSino Biologics, Inc. H Shares[b,c,d]	167,000	709,081

Total Health Care		11,284,061

CONSUMER DISCRETIONARY: 11.0%
Specialty Retail: 2.9%
China Meidong Auto Holdings, Ltd.	2,440,000	2,174,226

Leisure Products: 2.4%
Honma Golf, Ltd.[b,c]	2,016,500	1,764,955

Diversified Consumer Services: 2.1%
China Yuhua Education Corp., Ltd.[b,c]	1,632,000	821,010
Koolearn Technology Holding, Ltd.[b,c,d]	444,500	710,930

		1,531,940

Textiles, Apparel & Luxury Goods: 1.3%
Pacific Textiles Holdings, Ltd.	1,476,000	992,143

Hotels, Restaurants & Leisure: 1.2%
Huangshan Tourism Development Co., Ltd. B Shares	900,596	874,579

Internet & Direct Marketing Retail: 1.1%
Baozun, Inc. ADR[d]	19,900	849,731

Total Consumer Discretionary		8,187,574

CONSUMER STAPLES: 10.9%
Food Products: 7.2%
Yihai International Holding, Ltd.	386,000	2,294,399
Jonjee Hi-Tech Industrial And Commercial Holding Co., Ltd. A Shares	279,124	1,659,497
Sichuan Teway Food Group Co., Ltd. A Shares	195,800	1,429,625

		5,383,521

Food & Staples Retailing: 2.1%
Yixintang Pharmaceutical Group Co., Ltd. A Shares	254,626	799,777
Jiajiayue Group Co., Ltd. A Shares	200,059	745,724

		1,545,501

Personal Products: 1.6%
Proya Cosmetics Co., Ltd. A Shares	106,700	1,215,199

Total Consumer Staples		8,144,221

REAL ESTATE: 7.6%
Real Estate Management & Development: 7.6%
Joy City Property, Ltd.	18,464,000	1,953,838

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Matthews China Small Companies Fund	September 30, 2019

Schedule of Investments[a] (unaudited) (continued)

COMMON EQUITIES (continued)

	Shares	Value
China Overseas Property Holdings, Ltd.	3,895,000	$1,923,400
Midea Real Estate Holding, Ltd.[b,c]	413,200	1,002,443
Times China Holdings, Ltd.	532,000	828,648

Total Real Estate		5,708,329

MATERIALS: 2.7%
Construction Materials: 1.8%
Asia Cement China Holdings Corp.	1,122,500	1,351,924

Chemicals: 0.5%
China BlueChemical, Ltd. H Shares	1,476,000	355,983

Containers & Packaging: 0.4%
CPMC Holdings, Ltd.	670,000	269,117

Total Materials		1,977,024

ENERGY: 1.4%
Oil, Gas & Consumable Fuels: 1.4%
Sinopec Kantons Holdings, Ltd.	2,624,000	1,077,884

Total Energy		1,077,884

COMMUNICATION SERVICES: 0.5%
Media: 0.5%
Mobvista, Inc.[b,c]	729,000	362,748

Total Communication Services		362,748

TOTAL INVESTMENTS: 89.8%		67,063,398
(Cost $63,786,353)

CASH AND OTHER ASSETS,
LESS LIABILITIES: 10.2%		7,654,843

NET ASSETS: 100.0%		$74,718,241

a	Certain securities were fair valued under the valuation policies approved by the Board of Trustees.

b

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At September 30, 2019, the aggregate value is $10,025,051, which is 13.42% of net assets.

c	The securities may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

d	Non-income producing security.

e	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy. The aggregate value of Level 3 security is $249 and 0.00% of net assets.

ADR	American Depositary Receipt

Other information regarding the Fund is available in the Funds’ most recent report to shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

2	MATTHEWS ASIA FUNDS